Fair Values of Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 505,046,377	$ 496,124,574
Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	176,448,558	199,966,608
Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	208,423,057	148,264,710
State, County and Municipal [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	117,100,535	144,922,150
Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	3,074,227	2,971,106
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	501,972,150	493,153,468
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	3,074,227	2,971,106
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	505,046,377	496,124,574
Fair Value, Measurements, Recurring [Member] | Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	176,448,558	199,966,608
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	208,423,057	148,264,710
Fair Value, Measurements, Recurring [Member] | State, County and Municipal [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	117,100,535	144,922,150
Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	3,074,227	2,971,106
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	501,972,150	493,153,468
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	176,448,558	199,966,608
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	208,423,057	148,264,710
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | State, County and Municipal [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	117,100,535	144,922,150
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	3,074,227	2,971,106
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 3,074,227	$ 2,971,106